UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09281
                                                     ---------

                          Hillview Investment Trust II
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                             700 The Times Building
                                Ardmore, PA 19003
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          The Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                              Wilmington, DE 19801
                      --------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 484-708-4702
                                                            ------------

                        Date of fiscal year end: June 30
                                                 -------

                   Date of reporting period: December 31, 2003
                                             -----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.









                          HILLVIEW INVESTMENT TRUST II



                                   ALPHA FUND


                            INTERNATIONAL ALPHA FUND




                        HILLVIEW/REMS LEVERAGED REIT FUND




                               SEMI-ANNUAL REPORT

                                December 31, 2003

                          Hillview Investment Trust II
Dear Shareholders:

The Hillview Alpha Fund and the Hillview International Alpha Fund completed their third full calendar year of operations on December 31, 2003, with significantly favorable results. In addition, the Hillview/REMS Leveraged REIT Fund completed its first full calendar year. Hillview Capital Advisors, LLC, the investment manager for all three funds, has overseen the activities of the funds since their respective inception dates and is pleased to provide you with this semi-annual report covering the second half of 2003.

The fog of pessimism clouding investors' outlook coming into 2003 continued to clear in the last six months of the year, as equity markets around the world rebounded broadly and dramatically. In this environment, the Hillview Alpha Fund provided outstanding absolute and relative results, with a return of 24.6% for the six-month period ended December 31, 2003, exceeding that of its primary benchmark, the Wilshire 4500 Index, which rose 22.5% during the same period. Its return for the full calendar year was 48.8%, as compared to 43.9% for its benchmark. Similarly, the International Alpha Fund rose 31.9% and 44.6%, respectively, for the six-month and twelve-month periods ended December 31, 2003. Both figures compared favorably to the comparable period returns of the fund's benchmark indices, MSCI EAFE Index and MSCI Emerging Markets Free Index, of 27.4% and 40.7%, respectively.

We are pleased with the results achieved by the funds for their shareholders, and believe that they are a result of the disciplined, bottom-up research performed by each of the funds' sub-advisers. As discussed in our last semi-annual report, we believed that the funds' performance would improve as equity markets began to re-focus on company fundamentals and valuations. We are gratified that our confidence in our sub-advisers was rewarded.

The Hillview/REMS Leveraged REIT Fund achieved positive returns in the second half of 2003, posting a return of 12.7%. However, this return significantly lagged that of its benchmark, the NAREIT Index, which returned 20.4% during the same period. In its first full calendar year of operation, the Fund posted a 21.9% return which, while attractive in absolute terms, also lagged the NAREIT Index's sizzling 37.2% performance. We believe the reasons for the Fund's underperformance in both periods are fairly easily explained:



1) As new cash came into the portfolio during the year, particularly in the first half of 2003, REMS Group put the money to work carefully, attempting to maintain their valuation discipline in the face of rapidly rising prices. This too contributed to underperformance.

2) With a focus on income generation, REMS Group invested approximately 15% to 20% of the fund's assets in REIT preferred stocks. While the returns from this portion of the portfolio were in line with REMS Group's expectations, they clearly did not keep up with the returns provided by REIT equities.

3) REMS Group emphasized common stocks in the portfolio with more attractive valuations than the REIT market as a whole, which led them to small and mid capitalization issues, as opposed to the large cap companies which dominate the NAREIT Index. While the resulting portfolio has a modest premium to net asset value, and a much more attractive value and yield than the market as a whole, those stocks tended to lag their bigger cap (and more expensive) brethren.

4) In response to REIT valuations rising to significant premiums to net asset value amid weak fundamentals, the Fund's investment adviser, Real Estate Management Services Group, LLC ("REMS Group") hedged its exposure with selected short positions representing 10% to 20% of the fund's market value. In a rapidly rising market, this proved to be a significant drag on returns.

We remain confident that REMS Group's focus on quality, value and yield, while resulting in underperformance in the most recent six-month and twelve-month periods, will ultimately provide attractive absolute and relative returns with acceptable risk levels over a full market cycle for REITs. Overall, we are pleased with the results achieved by the funds in 2003. We continue to monitor the portfolios and continue to utilize, and to seek out, sub-advisers that we believe are capable of providing long-term growth of capital. We believe that the funds are an important component in a well-diversified portfolio of investments. We appreciate your ongoing confidence in the funds and in Hillview Capital Advisers. Please do not hesitate to contact us with any questions or comments.




Sincerely,

David Spungen
President



                          HILLVIEW INVESTMENT TRUST II
                                   ALPHA FUND
                            Portfolio of Investments
                        At December 31, 2003 (Unaudited)


                                                                     SHARES                      VALUE
                                                              ------------------          ------------------
COMMON STOCKS-95.4%
ADVERTISING-0.2%
          Lamar Advertising Co.*                                             4,900          $       182,868
                                                                                         -------------------

AEROSPACE/DEFENSE-3.0%
          Boeing Co. (The)                                                  35,000                1,474,900
          Esterline Technologies Corp.*                                     28,450                  758,761
          GenCorp, Inc.                                                     56,100                  604,197
                                                                                         -------------------
                                                                                                  2,837,858
AGRICULTURE-0.5%
          Monsanto Co.                                                      15,600                  448,968
                                                                                         -------------------

APPLIANCES-0.5%
          Whirlpool Corp.                                                    6,000                  435,900
                                                                                         -------------------

AUTO PARTS & ACCESSORIES-1.0%
          Lear Corp.                                                        16,025                  982,813
                                                                                         -------------------

CABLE TELEVISION-2.0%
          Liberty Media Corp., Class A*                                    156,500                1,860,785
                                                                                         -------------------

CHEMICALS-4.5%
          Ashland, Inc.                                                     40,450                1,782,227
          Crompton Corp.                                                   111,200                  797,304
          FMC Corp.*                                                        27,125                  925,776
          PolyOne Corp.                                                    119,800                  765,522
                                                                                         -------------------
                                                                                                  4,270,829
COMPUTER SOFTWARE & SERVICES-7.2%
          Ceridian Corp.*                                                   66,700                1,396,698
          Computer Associates International, Inc.                           46,471                1,270,517
          Hewlett-Packard Co.                                               39,950                  917,652
          Hyperion Solutions Corp.*                                         13,300                  400,862
          Maxtor Corp.*                                                     22,600                  250,860
          Mercury Computer Systems, Inc.*                                   11,100                  276,390
          Novell, Inc.*                                                     94,900                  998,348
          SanDisk Corp.*                                                     4,760                  291,026
          Symbol Technologies, Inc.                                         45,100                  761,739
          Verint Systems,  Inc.*                                            11,800                  266,208
                                                                                         -------------------
                                                                                                  6,830,300
CONSTRUCTION/BUILDING MATERIALS -0.8%
          Centex Corp.                                                       1,870                  201,305
          D.R. Horton, Inc.                                                  4,820                  208,513
          Pulte Homes, Inc.                                                  2,190                  205,028
          URS Corp.*                                                         4,500                  112,545
                                                                                         -------------------
                                                                                                    727,391
CONSULTING SERVICES-1.0%
          Spherion Corp.*                                                   97,575                  955,259
                                                                                         -------------------

CONTAINERS/PACKAGING-0.9%
          Graphic Packaging Corp.*                                         147,500                  598,850
          Packaging Corp. of America                                        10,900                  238,274
                                                                                         -------------------
                                                                                                    837,124
DATA SERVICES-5.2%
          Cerner Corp.*                                                     14,330                  542,390
          D & B Corp.*                                                      28,600                1,450,306
          Fair Isaac Corp.                                                  16,495                  810,894
          Fiserv, Inc.*                                                      6,600                  260,766
          Reynolds & Reynolds Co., (The)  Class A                           48,300                1,403,115
          Viad Corp.                                                        17,025                  425,625
                                                                                         -------------------
                                                                                                  4,893,096

    The accompanying notes are an integral part of the financial statements.






                       HILLVIEW INVESTMENT TRUST II
                                ALPHA FUND
                   Portfolio of Investments (Continued)
                     At December 31, 2003 (Unaudited)


                                                                     SHARES                   VALUE
                                                               -------------------       -------------------
ELECTRICAL EQUIPMENT-1.6%
          MagneTek, Inc.*                                                  123,900          $       816,501
          Quanta Services, Inc.*                                           100,400                  732,920
                                                                                         -------------------
                                                                                                  1,549,421
ELECTRONIC COMPONENTS--SEMICONDUCTOR-6.5%
          Altera Corp.*                                                      8,500                  192,950
          Artisan Components, Inc.*                                         29,000                  594,500
          Broadcom Corp., Class A*                                          15,350                  523,282
          Flextronics International Ltd.*                                   30,610                  454,252
          International Rectifier Corp.*                                    18,470                  912,603
          Intersil Corp., Class A*                                          25,740                  639,639
          Merix Corp.*                                                      12,000                  294,360
          Microchip Technology, Inc.                                        21,672                  722,978
          Power Intergrations, Inc.*                                        10,880                  364,045
          Sypris Solutions, Inc.                                            42,900                  721,149
          Xilinx, Inc.*                                                     19,340                  749,232
                                                                                         -------------------
                                                                                                  6,168,990
FINANCE & FINANCIAL SERVICES-8.4%
          Alliance Data Systems Corp.*                                       9,100                  251,888
          CIT Group, Inc.                                                   28,450                1,022,777
          Fannie Mae                                                        21,900                1,643,814
          Freddie Mac                                                       20,200                1,178,064
          Legg Mason, Inc.                                                   6,900                  532,542
          Radian Group, Inc.                                                 4,850                  236,437
          Rewards Network, Inc.*                                            38,300                  408,278
          Washington Mutual, Inc.                                           66,950                2,686,034
                                                                                         -------------------
                                                                                                  7,959,834
FOOD & BEVERAGES-3.2%
          Chiquita Brands International, Inc.*                              29,800                  671,394
          Diageo plc ADR                                                    30,000                1,585,800
          Sara Lee Corp.                                                    37,900                  822,809
                                                                                         -------------------
                                                                                                  3,080,003
HEALTH CARE COST CONTAINMENT-0.6%
          Caremark Rx, Inc.*                                                20,820                  527,371
                                                                                         -------------------

INDUSTRIAL SPECIALTIES-0.5%
          NCI Building Systems, Inc.*                                       20,300                  485,170
                                                                                         -------------------

INSURANCE-7.1%
          Aetna, Inc.                                                        6,811                  460,287
          Allmerica Financial Corp.*                                        28,200                  867,714
          Aon Corp.                                                         35,875                  858,848
          Arthur J. Gallagher & Co.                                         15,515                  504,082
          CIGNA Corp.                                                       15,900                  914,250
          Everest Re Group, Ltd.                                             2,000                  169,200
          IPC Holdings, Ltd.*                                               21,575                  840,131
          Loews Corp.                                                       19,500                  964,275
          PMA Capital Corp., Class A                                        17,700                   90,624
          Torchmark Corp.                                                   18,025                  820,858
          W. R. Berkley Corp.                                                5,250                  183,488
                                                                                         -------------------
                                                                                                  6,673,757
INTERNET SOFTWARE & CONTENT-1.3%
          Retek, Inc.*                                                      50,860                  471,981
          Symantec Corp.*                                                   12,420                  430,353
          VeriSign, Inc.*                                                   23,100                  376,530
                                                                                         -------------------
                                                                                                  1,278,864

    The accompanying notes are an integral part of the financial statements.




                       HILLVIEW INVESTMENT TRUST II
                                ALPHA FUND
                   Portfolio of Investments (Continued)
                     At December 31, 2003 (Unaudited)

                                                                     SHARES                   VALUE
                                                               -------------------       -------------------
MACHINERY-0.5%
          Nacco Industries, Inc., Class A                                    4,950          $       442,926
                                                                                         -------------------

MANUFACTURING-3.7%
          ATMI, Inc.*                                                       12,100                  279,994
          Furniture Brands International, Inc.*                              8,000                  234,640
          GrafTech International Ltd.*                                      64,000                  864,000
          Harman International Industries, Inc.                              9,200                  680,616
          Material Sciences Corp.*                                          58,250                  588,908
          Oneida Ltd.                                                       97,600                  574,864
          Parker Hannifin Corp.                                              3,000                  178,500
          Paxar Corp.*                                                      10,000                  134,000
                                                                                         -------------------
                                                                                                  3,535,522
MEDICAL MANAGEMENT SERVICES-1.0%
          Humana, Inc.*                                                     40,800                  932,280
                                                                                         -------------------

MEDICAL TECHNOLOGIES-9.5%
          Abbott Laboratories                                               30,000                1,398,000
          Alpharma Inc., Class A                                            13,000                  261,300
          AmerisourceBergen Corp.                                           12,800                  718,720
          Ariad Pharmaceuticals, Inc.*                                     138,925                1,034,991
          ArthroCare Corp.*                                                  5,100                  124,950
          Avigen, Inc.*                                                     74,900                  440,412
          Eclipsys Corp.*                                                   42,000                  488,880
          EPIX Medical, Inc.*                                               35,000                  569,800
          Invitrogen Corp.*                                                  7,970                  557,900
          Kensey Nash Corp.*                                                11,900                  276,675
          Laboratory Corp. of America Holdings*                             46,400                1,714,480
          PRAECIS Pharmaceuticals, Inc.*                                   107,500                  692,300
          QIAGEN N.V.*                                                      50,530                  604,339
          TriPath Imaging, Inc.*                                            11,300                   88,140
                                                                                         -------------------
                                                                                                  8,970,887
OFFICE/BUSINESS EQUIPMENT-2.9%
          Global Imaging Systems, Inc.*                                      8,800                  279,400
          Xerox Corp.*                                                     175,700                2,424,660
                                                                                         -------------------
                                                                                                  2,704,060
OIL & GAS EXPLORATION-4.8%
          Core Laboratories N.V.*                                           18,900                  315,441
          FMC Technologies, Inc.*                                           26,250                  611,625
          GlobalSantaFe Corp.                                                7,950                  197,399
          Magnum Hunter Resources, Inc.*                                    79,800                  758,898
          Mission Resources Corp.*                                         256,500                  579,690
          Newpark Resources, Inc.*                                         128,125                  613,719
          Remington Oil & Gas Corp.*                                        15,600                  307,164
          Tesoro Petroleum Corp.*                                           59,800                  871,286
          XTO Energy, Inc.                                                  10,400                  294,320
                                                                                         -------------------
                                                                                                  4,549,542
PUBLISHING & BROADCASTING-4.0%
          4Kids Entertainment, Inc.*                                        27,300                  710,346
          Beasley Broadcast Group, Inc., Class A*                            5,000                   82,150
          Bowne & Co., Inc.                                                 40,925                  554,943
          Emmis Communications Corp., Class A*                              31,100                  841,255
          Time Warner,  Inc.*                                               86,000                1,547,140
          Walt Disney Co. (The)                                              2,500                   58,325
                                                                                         -------------------
                                                                                                  3,794,159



    The accompanying notes are an integral part of the financial statements.



                       HILLVIEW INVESTMENT TRUST II
                                ALPHA FUND
                   Portfolio of Investments (Concluded)
                     At December 31, 2003 (Unaudited)

                                                                     SHARES                   VALUE
                                                               -------------------       -------------------
RETAIL-7.5%
          CarMax, Inc.*                                                     13,700                  423,741
          Dillard's, Inc., Class A                                          20,550                  338,253
          Dollar Tree Stores, Inc.*                                         63,310                1,903,099
          Goodyear Tire & Rubber Co. (The) *                                19,700                  154,842
          Hasbro, Inc.                                                      36,000                  766,080
          Home Depot, Inc. (The)                                            41,400                1,469,286
          Linens 'N Things, Inc.*                                            8,975                  269,968
          Nordstrom, Inc.                                                   13,600                  466,480
          Sotheby's Holdings, Inc., Class A*                                20,100                  274,566
          Toys "R" Us, Inc.*                                                81,700                1,032,688
                                                                                         -------------------
                                                                                                  7,099,003
STEEL PIPE & TUBE-1.1%
          Schnitzer Steel Industries, Inc., Class A                          2,500                  151,250
          Shaw Group, Inc. (The)*                                           65,500                  892,110
                                                                                         -------------------
                                                                                                  1,043,360
TELECOMMUNICATIONS-0.7%
          Sycamore Networks, Inc.*                                         130,000                  681,200
                                                                                         -------------------

THERAPEUTICS-1.0%
          Cell Therapeutics, Inc.*                                          38,400                  334,080
          U. S. Physical Therapy, Inc.*                                     39,600                  622,908
                                                                                         -------------------
                                                                                                    956,988
TRANSPORTATION-1.2%
          CNF, Inc.                                                         33,050                1,120,395
                                                                                         -------------------

TRAVEL, LEISURE & RECREATION-1.5%
          ebookers Plc*                                                     32,900                  481,985
          GTECH Holdings Corp.                                              10,000                  494,900
          Royal Caribbean Cruises Ltd.                                      12,360                  430,004
                                                                                         -------------------
                                                                                                  1,406,889

TOTAL COMMON STOCKS
    (Cost-$67,267,914)                                                                           90,223,812
                                                                                         -------------------

WARRANTS-0.0%
FINANCE & FINANCIAL SERVICES
          Imperial Credit Industry*(A), expiring 01/31/08                    4,760                        -
                                                                                         -------------------
          (Cost-$0)


                                                                      PAR
SHORT-TERM INVESTMENTS-4.6%                                          (000)
                                                              ---------------------
Wilmington Trust Prime Money Market Fund
    0.590%                                                  $                4,371                4,371,028
                                                                                         -------------------

TOTAL SHORT-TERM INVESTMENTS
    (Cost-$4,371,028)                                                                             4,371,028
                                                                                         -------------------

TOTAL INVESTMENTS-100.0%
    (Cost-$71,638,942)                                                                           94,594,840
                                                                                         -------------------

LIABILITIES IN EXCESS OF OTHER ASSETS-(0.0)%                                                        (32,360)
                                                                                         -------------------

NET ASSETS-100.0%                                                                          $     94,562,480
                                                                                         ===================


----------
* Non-income producing securities
(A) Fair valued by management


    The accompanying notes are an integral part of the financial statements.


                         HILLVIEW INVESTMENT TRUST II
                            INTERNATIONAL ALPHA FUND
                            Portfolio of Investments
                        At December 31, 2003 (Unaudited)


                                                                               SHARES                     VALUE
                                                                           ----------------          -----------------
COMMON STOCKS-95.9%
AUSTRALIA-3.9%
        Ansell Ltd.                                                                 48,700       $            236,670
        Baycorp Advantage Ltd.                                                     230,000                    485,221
        John Fairfax Holdings Ltd.                                                 161,700                    428,851
        News Corp. Ltd., (The) ADR                                                   8,600                    310,460
                                                                                                ----------------------
                                                                                                            1,461,202
BERMUDA-0.8%
        Marvell Technology Goup Ltd.*                                                7,500                    284,475
                                                                                                ----------------------

BRAZIL-1.4%
        Petroleo Brasileiro SA ADR                                                   8,800                    257,312
        Telesp Celular Participacoes SA ADR                                         41,400                    272,412
                                                                                                ----------------------
                                                                                                              529,724
CANADA-1.3%
        Falconbridge Ltd.                                                           20,000                    485,355
                                                                                                ----------------------

CHINA-0.5%
        China Telecom Corp., Ltd. ADR                                                5,000                    204,050
                                                                                                ----------------------

FINLAND-1.8%
        Elcoteq Network                                                              6,150                    123,962
        Metso Corp.                                                                 25,900                    316,236
        Tietoenator OYJ                                                              8,600                    235,394
                                                                                                ----------------------
                                                                                                              675,592
FRANCE-6.7%
        Aventis SA                                                                   7,300                    482,492
        BNP Paribas SA                                                               5,100                    321,130
        Euronext                                                                    14,900                    377,199
        Groupe Steria SCA                                                            4,000                    153,380
        Michelin, Compagnie Generale                                                 4,400                    201,907
        Neopost SA                                                                   8,600                    433,905
        Unilog SA                                                                    1,600                     87,790
        Vivendi Universal SA                                                        19,500                    473,972
                                                                                                ----------------------
                                                                                                            2,531,775
GERMANY-6.4%
        Deutsche Bank AG                                                             4,400                    361,724
        Elmos Semiconductor AG                                                       5,000                     78,835
        Henkel KGaA                                                                  4,950                    363,945
        Puma AG                                                                      3,100                    547,427
        SAP AG ADR                                                                  11,300                    469,628
        Siemens AG ADR                                                               3,900                    311,766
        Suess Microtec AG*                                                           5,470                     70,031
        T-Online International AG*                                                  16,300                    211,768
                                                                                                ----------------------
                                                                                                            2,415,124



    The accompanying notes are am integral part of the financial statements.




                          HILLVIEW INVESTMENT TRUST II
                            INTERNATIONAL ALPHA FUND
                      Portfolio of Investments (Continued)
                        At December 31, 2003 (Unaudited)


                                                                               SHARES                     VALUE
                                                                           ----------------          -----------------
HONG KONG-9.8%
        Aluminum Corp. of China Ltd.                                               550,000        $           417,976
        Angang New Steel Co., Ltd.                                                 350,000                    189,345
        Anhui Conch Cement Co., Ltd.                                               236,000                    303,983
        ASM Pacific Technology Ltd.                                                 91,000                    398,526
        Brilliance China Automotive Holdings Ltd.                                  670,000                    368,933
        Cathay Pacific Airways Ltd. ADR                                             20,100                    190,940
        China Shipping Development Co., Ltd.                                       320,000                    237,003
        Citic International Financial Holdings Ltd.                                558,000                    301,870
        Jiangxi Copper Co., Ltd.                                                   866,000                    476,860
        Proview International Holdings Ltd.                                        290,000                     70,599
        Sinotrans Ltd.                                                             254,000                    114,509
        Techtronic Industries Co., Ltd.                                            170,000                    471,882
        Varitronix International Ltd.                                              140,000                    138,853
                                                                                                ----------------------
                                                                                                            3,681,279
INDIA-1.0%
        ICICI Bank Ltd. ADR                                                         23,100                    396,858
                                                                                                ----------------------

IRELAND-3.0%
        Anglo Irish Bank Corp. PLC                                                  48,000                    761,049
        Bank of Ireland                                                             28,300                    385,520
                                                                                                ----------------------
                                                                                                            1,146,569
ISRAEL-2.2%
        Alvarion Ltd.*                                                              17,600                    203,280
        Orbotech,  Ltd.*                                                             5,400                    129,168
        Taro Pharmaceutical Industries Ltd.*                                         1,600                    103,200
        Teva Pharmaceutical Industries Ltd. ADR                                      6,900                    391,299
                                                                                                ----------------------
                                                                                                              826,947
ITALY-5.0%
        Banco Popolare di Verona                                                    15,800                    267,452
        Bulgari SPA                                                                 47,200                    437,588
        Ducati Motor Holding SPA*                                                  149,500                    258,910
        e.Biscom*                                                                    1,490                     91,321
        Grupo Editoriale L'Espresso SPA                                             12,000                     74,773
        Interpump Group SPA                                                        104,400                    467,482
        Sanpaolo IMI SPA                                                            23,400                    305,192
                                                                                                ----------------------
                                                                                                            1,902,718
JAPAN-9.6%
        CANON, INC. ADR                                                              4,100                    195,324
        Casio Computer Co., Ltd.                                                     8,000                     84,651
        Daiwa Securities Group, Inc.                                                21,400                    145,569
        MEITEC CORP.                                                                 3,600                    138,397
        Mitsubishi Tokyo Financial Group, Inc. ADR                                  91,200                    714,096
        NISSAN MOTOR CO., LTD. ADR                                                  13,400                    300,964
        Nomura Holdings, Inc. ADR                                                   22,200                    375,846
        NTT DoCoMo, Inc. ADR                                                        12,000                    274,800
        Orix Corp. ADR                                                               7,600                    310,080
        Pioneer Corp. ADR                                                           20,700                    583,119
        Takeda Chemical Industries, Ltd.                                            10,100                    400,532
        Tamron Co., Ltd.                                                             2,000                    100,774
                                                                                                ----------------------
                                                                                                            3,624,152
LUXEMBOURG-0.3%
        Tenaris SA ADR*                                                              3,800                    126,616
                                                                                                ----------------------



    The accompanying notes are am integral part of the financial statements.




                          HILLVIEW INVESTMENT TRUST II
                            INTERNATIONAL ALPHA FUND
                      Portfolio of Investments (Continued)
                        At December 31, 2003 (Unaudited)


                                                                               SHARES                     VALUE
                                                                           ----------------          -----------------
MEXICO-3.8%
        Fomento Economico Mexicano SA ADR                                           11,300        $           416,744
        Grupo Aeroportuario del Sureste SA ADR                                      33,300                    586,080
        Grupo Continental SA                                                        64,500                    109,057
        Grupo Televisa SA ADR                                                        7,700                    306,922
                                                                                                ----------------------
                                                                                                            1,418,803
NETHERLANDS-1.5%
        Aegon NV ARS                                                                17,800                    263,440
        ING Groep NV ADR                                                            13,650                    319,546
                                                                                                ----------------------
                                                                                                              582,986
NORWAY-0.8%
        Fast Search & Transfer ASA*                                                 94,900                    208,264
        Tandberg Television ASA*                                                    18,350                     80,541
                                                                                                ----------------------
                                                                                                              288,805

RUSSIA-0.8%
        YUKOS ADR                                                                    7,275                    309,915
                                                                                                ----------------------

SINGAPORE-3.9%
        DBS Group Holdings Limited ADR                                               7,700                    266,596
        Jurong Technologies Industrial Corp., Ltd.                                 282,000                    197,598
        MFS Technology Ltd.                                                        336,000                    233,457
        Neptune Orient Lines Ltd.*                                                 375,000                    476,948
        TPV Technology Ltd.                                                        530,000                    280,869
                                                                                                ----------------------
                                                                                                            1,455,468
SOUTH KOREA-4.2%
        Hyundai Motor Co., Ltd.                                                      9,100                    385,690
        Kookmin Bank ADR                                                             7,432                    281,227
        Lotte Chilsung Beverage Co., Ltd.                                              640                    319,060
        Samsung Electronics Co., Ltd. GDR                                            1,500                    283,886
        SK Telecom Co., Ltd.                                                         1,920                    320,671
                                                                                                ----------------------
                                                                                                            1,590,534
SPAIN-1.8%
        Banco Santander Central Hispano SA ADR                                      31,900                    383,119
        Enagas                                                                      18,000                    195,257
        Gamesa Corporacion Tecnologica SA                                            2,930                     96,422
                                                                                                ----------------------
                                                                                                              674,798
SWEDEN-1.7%
        Getinge AB, Class B                                                         36,800                    161,105
        Micronic Laser Systems AB*                                                  26,000                    301,725
        Modern Times Group AB, Class B*                                              8,000                    168,443
                                                                                                ----------------------
                                                                                                              631,273
SWITZERLAND-7.1%
        Actelion Ltd.*                                                               1,400                    151,122
        Givaudan SA                                                                    795                    412,686
        Gurit-Heberlein AG                                                             770                    534,813
        Kudelski SA*                                                                 4,158                    137,339
        Micronas Semiconductor Holding AG*                                           1,800                     77,065
        Nestle SA                                                                    1,710                    427,241
        Phonak Holding AG                                                            9,800                    213,948
        Straumann AG                                                                 2,550                    391,753
        UBS AG                                                                       4,600                    312,754
                                                                                                ----------------------
                                                                                                            2,658,721


    The accompanying notes are am integral part of the financial statements.



                          HILLVIEW INVESTMENT TRUST II
                            INTERNATIONAL ALPHA FUND
                      Portfolio of Investments (Concluded)
                        At December 31, 2003 (Unaudited)


                                                                               SHARES                     VALUE
                                                                           ----------------          -----------------
TAIWAN-1.1%
        Taiwan Semiconductor Manufacturing Co., Ltd. ADR*                           34,020       $            348,365
        United Microelectronics Corp. ADR*                                          13,386                     66,261
                                                                                                ----------------------
                                                                                                              414,626
UNITED KINGDOM-15.0%
        Aegis Group PLC                                                            121,000                    213,901
        British Sky Broadcasting Group PLC ADR.*                                     5,100                    259,794
        Cadbury Schweppes PLC                                                       60,800                    446,522
        Carpetright plc                                                             30,100                    446,427
        D.F.S. Furniture Co. PLC                                                    65,000                    442,169
        Diageo PLC                                                                  39,900                    524,990
        Enodis PLC*                                                                238,600                    348,112
        GlaxoSmithKline PLC                                                         20,600                    472,029
        HSBC Holdings PLC ADR                                                        4,200                    331,044
        Kingfisher plc                                                              45,062                    224,661
        Michael Page International PLC                                              83,000                    276,364
        Pearson PLC ADR                                                             19,300                    216,353
        Royal Doulton PLC*                                                       3,196,000                    472,011
        Smith & Nephew PLC ADR                                                       4,200                    176,064
        Vodafone Group PLC ADR                                                      14,800                    370,592
        WPP Group PLC ADR                                                            8,700                    427,605
                                                                                                ----------------------
                                                                                                            5,648,638
UNITED STATES-0.5%
        NII Holdings, Inc., Class B*                                                 2,400                    179,112
                                                                                                ----------------------

TOTAL COMMON STOCKS
    (Cost-$29,920,135)                                                                                     36,146,115
                                                                                                ----------------------

                                                                                 PAR
SHORT-TERM INVESTMENTS-6.9%                                                     (000)
                                                                           ----------------
Wilmington Trust Prime Money Market Fund
    0.590%                                                               $           2,599                  2,599,852
                                                                                                ----------------------

TOTAL SHORT-TERM INVESTMENTS
    (Cost-$2,599,852)                                                                                       2,599,852
                                                                                                ----------------------

TOTAL INVESTMENTS-102.8%
    (Cost-$32,519,987)                                                                                     38,745,967
                                                                                                ----------------------

OTHER LIABILITIES IN EXCESS OF ASSETS-(2.8)%                                                               (1,066,480)
                                                                                                ----------------------

NET ASSETS-100.0%                                                                                  $       37,679,487
                                                                                                ======================


-----------------------------------------------------------
ADR-American Depository Receipt
ARS-American Registered Share
GDR-Global Depository Receipt
*  Non-income producing securities


    The accompanying notes are am integral part of the financial statements.




                          HILLVIEW INVESTMENT TRUST II
                        HILLVIEW/REMS LEVERAGED REIT FUND
                            Portfolio of Investments
                        At December 31, 2003 (Unaudited)



                                                                      SHARES                   VALUE
                                                                  ---------------         ----------------
LONG POSITIONS-123.0%
COMMON STOCKS-97.5%
APARTMENTS-15.5%
        Archstone-Smith Trust**                                           26,700       $          747,066
        BRE Properties, Inc. Class A**                                    20,600                  688,040
        Gables Residential Trust                                           6,700                  232,758
        Home Properties of New York, Inc.                                 12,256                  495,020
        Post Properties, Inc.                                             27,200                  759,424
        Summit Properties, Inc.                                           10,400                  249,808
        United Dominion Realty Trust, Inc.                                26,200                  503,040
                                                                                      --------------------
                                                                                                3,675,156
DIVERSIFIED-14.8%
        Catellus Development Corp.                                         3,000                   72,360
        Florida East Coast Industries, Inc., Class B                      19,400                  642,140
        iStar Financial, Inc.                                             19,323                  751,665
        Sizeler Property Investors, Inc.                                  78,795                  843,894
        Tarragon Realty Investors, Inc.                                   30,029                  495,779
        Trammell Crow Co.*                                                53,600                  710,200
                                                                                      --------------------
                                                                                                3,516,038
HEALTH CARE-4.3%
        ElderTrust                                                        38,000                  476,140
        Healthcare Realty Trust, Inc.                                     14,986                  535,750
                                                                                      --------------------
                                                                                                1,011,890
HOTELS/RESORTS-14.6%
        Boca Resorts Inc., Class A*/**                                    67,265                1,006,284
        La Quinta Corp.*/**                                              129,000                  826,890
        Mandalay Resort Group                                             20,400                  912,288
        Winston Hotels, Inc.                                              71,625                  730,575
                                                                                      --------------------
                                                                                                3,476,037
MANUFACTURED HOMES -2.5%
        Sun Communities, Inc.                                             15,400                  595,980
                                                                                      --------------------

OFFICE PROPERTY-23.3%
        Arden Realty, Inc.**                                              24,034                  729,192
        CarrAmerica Realty Corp.                                          20,000                  595,600
        Cousins Properties, Inc.                                          23,500                  719,100
        Crescent Real Estate Equities Co.**                               36,400                  623,532
        Koger Equity                                                      11,400                  238,602
        Maguire Properties, Inc.*                                         25,400                  617,220
        Mission West Properties, Inc.                                     44,800                  580,160
        Prentiss Properties Trust                                         18,700                  616,913
        Trizec Properties, Inc.                                           53,600                  825,440
                                                                                      --------------------
                                                                                                5,545,759
REGIONAL MALLS-8.4%
        Macerich Co. (The)                                                14,351                  638,619
        Rouse Co. (The)                                                   17,100                  803,700
        Taubman Centers, Inc.                                             27,500                  566,500
                                                                                      --------------------
                                                                                                2,008,819
SHOPPING CENTERS-12.9%
        Acadia Realty Trust**                                             67,100                  838,750
        Developers Diversified Realty Corp.**                             20,400                  684,828
        Heritage Property Investment Trust                                25,000                  711,250
        Urstadt Biddle Properties, Class A                                59,300                  839,095
                                                                                      --------------------
                                                                                                3,073,923
STORAGE-1.2%
        Public Storage, Inc., Dep Shares A                                 9,575                  286,292
                                                                                      --------------------


TOTAL COMMON STOCKS
    (Cost-$18,970,333)                                                                         23,189,894
                                                                                      --------------------

   The Accoompanying notes are an integral part of the financial statements.




                          HILLVIEW INVESTMENT TRUST II
                        HILLVIEW/REMS LEVERAGED REIT FUND
                      Portfolio of Investments (Continued)
                        At December 31, 2003 (Unaudited)


                                                                      SHARES                   VALUE
                                                                  ---------------         ----------------
PREFERRED STOCKS-25.5%

APARTMENTS-4.6%
        Apartment Investment & Management Co. 8.750% D**                  10,000       $          252,500
        BRE Properties 8.080% B                                            5,300                  144,690
        Colonial Properties Trust 8.125% D                                 8,500                  230,860
        Mid America Apt Communities 8.300% H                               9,400                  245,528
        Post Properties, Inc. 7.625% B                                     3,000                   79,290
        Post Properties, Inc. 7.625% C                                     5,900                  148,267
                                                                                      --------------------
                                                                                                1,101,135
DIVERSIFIED-3.5%
        Capital Automotive REIT 7.500% A                                   9,600                  242,400
        iStar Financial, Inc. 8.000% D                                     9,000                  227,835
        iStar Financial, Inc. 7.650% G                                     4,700                  118,675
        Lexington Corporate Properties Trust 8.050% B                      9,100                  243,425
                                                                                      --------------------
                                                                                                  832,335
HEALTH CARE-1.0%
        Health Care REIT, Inc. 7.875% D                                    9,100                  240,331
                                                                                      --------------------

INDUSTRIAL PROPERTY-3.5%
        First Industrial Realty 7.900% E                                  14,300                  359,645
        ProLogis Trust 7.920% D                                            4,600                  115,138
        PS Business Parks, Inc. 8.750% F**                                13,100                  351,866
                                                                                      --------------------
                                                                                                  826,649
OFFICE PROPERTY-7.3%
        Brandywine Realty Trust 7.500% C                                   9,700                  242,500
        CarrAmerica Realty Corp. 7.500% E                                  9,200                  244,720
        Cousins Properties, Inc. 7.750% A                                  9,400                  256,150
        Crescent Real Estate 6.750% A                                     10,300                  240,917
        Equity Office Properties Trust 7.750% G                            5,300                  143,524
        Reckson Associates Realty 7.625% A                                14,400                  363,600
        SL Green Realty Corp. 7.625% C                                     9,700                  249,775
                                                                                      --------------------
                                                                                                1,741,186
REGIONAL MALLS-2.0%
        CBL & Associates Properties 7.750% C                               9,200                  249,320
        Simon Property Group, Inc. 7.890% G                                4,400                  238,920
                                                                                      --------------------
                                                                                                  488,240
SHOPPING CENTERS-3.6%
        Developer Diversified Realty 8.000% G                              8,600                  232,028
        Developer Diversified Realty 7.375% H                              9,400                  244,212
        Kimco Realty 6.650% F                                              6,400                  165,888
        Saul Centers, Inc. 8.000% A                                        7,800                  206,700
                                                                                      --------------------
                                                                                                  848,828


TOTAL PREFERRED STOCKS
    (Cost-$5,754,515)                                                                           6,078,704
                                                                                      --------------------


TOTAL LONG POSITIONS
    (Cost-$24,724,848)                                                                         29,268,598
                                                                                      --------------------

   The Accoompanying notes are an integral part of the financial statements.




                          HILLVIEW INVESTMENT TRUST II
                        HILLVIEW/REMS LEVERAGED REIT FUND
                      Portfolio of Investments (Concluded)
                        At December 31, 2003 (Unaudited)


                                                                      SHARES                   VALUE
                                                                  ---------------         ----------------
SECURITIES SOLD SHORT-(13.2%)
APARTMENTS-(3.0%)
        Cornerstone Realty Income Trust, Inc.                            (26,400)      $         (231,264)
        Equity Residential                                                (8,700)                (256,737)
        Essex Property Trust, Inc.                                        (3,600)                (231,192)
                                                                                      --------------------
                                                                                                 (719,193)
DIVERSIFIED-(1.1)%
        Colonial Properties Trust                                         (6,400)                (253,440)
                                                                                      --------------------

REITS MORTGAGE-(1.0%)
        MFA Mortage Investments, Inc.                                    (25,000)                (243,750)
                                                                                      --------------------

EXCHANGE TRADED FUNDS-(3.1%)
        iShares Dow Jones U.S. Real Estate Index Fund                     (7,300)                (725,693)
                                                                                      --------------------

OFFICE PROPERTY-(3.0%)
        Equity Office Properties Trust                                    (8,500)                (243,525)
        Glenborough Realty Trust, Inc.                                   (11,600)                (231,420)
        Highwoods Properties, Inc.                                        (9,500)                (241,300)
                                                                                      --------------------
                                                                                                 (716,245)
SHOPPING CENTERS-(2.0%)
        Glimcher Realty Trust                                            (11,100)                (248,418)
        Weingarten Realty Investors                                       (5,400)                (239,490)
                                                                                      --------------------
                                                                                                 (487,908)
TOTAL SECURITIES SOLD SHORT
    (Proceeds-$3,111,266)                                                                      (3,146,229)
                                                                                      --------------------

NET INVESTMENTS IN SECURITIES-109.8%
    (Cost-$21,613,582)                                                                         26,122,369
                                                                                      --------------------

LIABILITIES IN EXCESS OF OTHER ASSETS-(9.8%)                                                   (2,336,444)
                                                                                      --------------------

NET ASSETS-100.0%                                                                       $      23,785,925
                                                                                      ====================



--------------------------------------------------------
* Non-income producing securities
** All or a portion of position is segregated
    as collateral for securities sold short.
   The segregated market value of collateral
    is $3,057,701.
REIT - Real Estate Investment Trust


   The Accoompanying notes are an integral part of the financial statements.








                                                                                    International         Hillview/REMS
                                                               Alpha Fund            Alpha Fund        Leveraged REIT Fund
                                                          ---------------------  --------------------  ---------------------
Assets
   Investments, at value (cost - $71,638,942, $32,519,987
                                    $24,724,848, respectively)    $ 94,594,840          $ 38,745,967           $ 29,268,598
   Foreign currency (cost - $0, $13,861, $0)                                 -                   175                      -
   Deposits with brokers for securities sold short                           -                     -              3,452,460
   Receivable from broker                                                9,681                     -                      -
   Receivable for investments sold                                     235,768               120,487                477,277
   Dividends and interest receivable                                    28,927                49,801                151,712
   Reclaims receivable                                                       -                26,762                      -
   Prepaid expenses and other assets                                    10,133                 7,389                  6,049
                                                          ---------------------  --------------------  ---------------------


     Total assets                                                   94,879,349            38,950,581             33,356,096
                                                          ---------------------  --------------------  ---------------------

Liabilities

   Payable for investment advisory/management fees                      69,414                24,153                 20,234
   Payable for administration and accounting fees                       12,219                 8,924                  4,704
   Payable for trustee fees                                              6,565                 2,790                  1,759
   Securities sold short (proceeds $3,111,266)                               -                     -              3,146,229
   Payable for investments purchased                                   201,094             1,207,019              1,335,651
   Due to custodian                                                          -                     -              5,013,161
   Payable for dividends on securities sold short                            -                     -                 28,858
   Accrued expenses payable and other liabilities                       27,577                28,208                 19,575
                                                          ---------------------  --------------------  ---------------------

     Total liabilities                                                 316,869             1,271,094              9,570,171
                                                          ---------------------  --------------------  ---------------------

Net Assets                                                        $ 94,562,480          $ 37,679,487           $ 23,785,925
                                                          =====================  ====================  =====================

Net Assets
   Capital stock (Class Y shares of beneficial interest issued
      and outstanding, unlimited shares authorized, no par value)      $ 8,267               $ 3,416                $ 1,738
   Additional paid-in capital                                       79,090,187            40,682,512             19,587,690
   Accumulated net investment loss                                    (244,738)             (204,945)                     -
   Accumulated net realized loss                                    (7,247,134)           (9,009,118)              (312,290)
   Net unrealized appreciation                                      22,955,898             6,207,622              4,543,750
   Net unrealized depreciation on investments sold short                     -                     -                (34,963)
                                                          ---------------------  --------------------  ---------------------

   Net assets applicable to shares outstanding                    $ 94,562,480          $ 37,679,487           $ 23,785,925
                                                          =====================  ====================  =====================

Shares outstanding                                                   8,266,892             3,415,565              1,737,744
                                                          =====================  ====================  =====================

Net asset value, offering and redemption price per share               $ 11.44               $ 11.03                $ 13.69
                                                          =====================  ====================  =====================
 (Net assets/shares outstanding = net asset value)








                                                                            International             Hillview/REMS
                                                    Alpha Fund               Alpha Fund            Leveraged REIT Fund
                                              -----------------------   ----------------------    ----------------------

                                                     For the                   For the                   For the
                                                 Six Months Ended         Six Months Ended          Six Months Ended
                                                December 31, 2003         December 31, 2003         December 31, 2003
                                              -----------------------   ----------------------    ----------------------
Investment Income
    Dividends and reclaims                                 $ 327,852                $ 178,744 *               $ 519,856
    Interest                                                   9,755                    2,865                     4,733
                                              -----------------------   ----------------------    ----------------------

      Investment Income                                      337,607                  181,609                   524,589
                                              -----------------------   ----------------------    ----------------------

Expenses
    Advisory, management and sub-advisory fees               485,711                  157,731                   146,371
    Administration and accounting fees                        77,607                   48,688                    30,818
    Audit and legal fees                                      62,963                   24,427                    28,483
    Custodian fees                                            16,175                   36,937                     7,070
    Transfer agent fees                                       15,899                   16,200                    17,875
    Trustee fees                                              14,976                    5,442                     4,585
    Insurance                                                  4,871                    1,788                     1,410
    Printing                                                   4,444                    1,423                       646
    Federal and state registration fees                        5,503                    5,210                     5,122
    Offering costs                                                 -                        -                    22,267
    Dividend expense                                               -                        -                   104,460
    Interest expense                                                                                             19,436
    Other                                                        601                      601                       300
                                              -----------------------   ----------------------    ----------------------

        Total expenses before waivers                        688,750                  298,447                   388,843
     Less: waivers                                          (106,405)                 (38,234)                  (30,750)
                                              -----------------------   ----------------------    ----------------------

        Net expenses after waivers                           582,345                  260,213                   358,093
                                              -----------------------   ----------------------    ----------------------

Net investment income/(loss)                                (244,738)                 (78,604)                  166,496
                                              -----------------------   ----------------------    ----------------------

Net gain/(loss) on investments
     Net realized gain/(loss) on:
        Investments                                        5,020,404                1,623,023                   983,290
        Foreign currency transactions                              -                  (38,569)                        -
        Securities sold short                                      -                        -                  (791,257)

     Net change in unrealized appreciation/(depreciation) on:
        Investments                                       13,851,470                6,933,407                 2,302,108
        Foreign currency transactions                              -                   (6,435)                        -
        Securities sold short                                      -                        -                   145,886
                                              -----------------------   ----------------------    ----------------------

     Net gain on investments                              18,871,874                8,511,426                 2,640,027
                                              -----------------------   ----------------------    ----------------------

Net increase in net assets resulting
                 from operations                        $ 18,627,136              $ 8,432,822               $ 2,806,523
                                              =======================   ======================    ======================







---------------------------------------------
*Net of foreign withholding taxes of $17,032.







                                                                                             Alpha Fund
                                                                            -------------------------------------------
                                                                                For the
                                                                             Six Months Ended            For the Fiscal
                                                                             December 31, 2003              Year Ended
                                                                               (Unaudited)                June 30, 2003
                                                                            -------------------------------------------
Increase/(decrease) in net assets resulting
    from operations
    Net investment income/(loss)                                                $   (244,738)             $   (402,887)
    Net realized gain/(loss) on investments, foreign currency
       transactions, and securities sold short, if any                             5,020,404               (10,620,683)
    Net change in unrealized appreciation on investments,
       foreign currency transactions and securities
       sold short, if any                                                         13,851,470                 9,394,688
                                                                                ------------              ------------

    Net increase/(decrease) in net assets resulting from operations               (1,628,882)
                                                                                ------------              ------------

Dividends and distributions to shareholders from:
    Net investment income                                                               --                        --
    Net realized capital gains                                                          --                        --
    Return of capital                                                                   --                        --
                                                                                ------------              ------------

    Total dividends and distributions to shareholders                                   --                        --
                                                                                ------------              ------------

Capital Share Transactions (1):
    Shares issued from in-kind transfer (see Note 5)                                    --
    Shares issued                                                                  3,489,016                 9,571,390
    Shares issued from reinvestment of cash distributions                               --
    Shares redeemed                                                               (2,428,067)              (17,561,166)
                                                                                ------------              ------------

    Net increase/(decrease) in net assets derived
    from capital share transactions                                                1,060,949                (7,989,776)
                                                                                ------------              ------------

    Total increase/(decrease) in net assets                                       19,688,085                (9,618,658)
                                                                                ------------              ------------

Net assets
    Beginning of period                                                           74,874,395                84,493,053

    End of period (including accumulated net investment                         $ 94,562,480              $ 74,874,395
                                                                                ============              ============
       $(204,945) and $(126,341), respectively for International
       Alpha Fund and $0 and$(4,868), respectively for
       Hillview/REMS Leveraged REIT Fund)

                                                                                                          ------------
(1) Capital Shares Issued and Redeemed:
    Shares issued from in-kind transfer (see Note 5)                                    --
    Shares issued                                                                    343,369                 1,230,550
    Shares issued from reinvestment of cash distributions                               --
    Shares redeemed                                                                 (233,877)               (2,315,970)
                                                                                ------------              ------------
                                                                                     109,492                (1,085,420)
                                                                                ============              ============


-----------------------
*     Commencement of operations





                        International                           Hillview/REMS Leveraged
                          Alpha Fund                                   REIT Fund
          ---------------------------------------       ----------------------------------------

               For the                                       For the           For the Period
           Six Months Ended       For the Fiscal         Six Months Ended     December 16, 2002*
          December 31, 2003         Year Ended           December 31, 2003         through
             (Unaudited)           June 30, 2003          (Unaudited)          June 30, 2003
           ------------           ------------           ------------           ------------

           $    (78,604)          $     36,994           $    166,496           $    312,054

              1,584,454             (4,308,416)               192,033                 22,932


              6,926,972              1,158,971              2,447,994              1,371,512
           ------------           ------------           ------------           ------------

              8,432,822             (3,112,451)             2,806,523              1,706,498
           ------------           ------------           ------------           ------------


                   --                     --                 (154,566)              (316,922)
                   --                     --                 (668,697)                (4,000)
                   --                     --                 (329,687)                  --
           ------------           ------------           ------------           ------------

                   --                     --               (1,152,950)              (320,922)
           ------------           ------------           ------------           ------------


              4,481,733                   --                  645,599             11,924,035
                   --                3,226,717                   --                9,435,412
                   --                     --                  751,662                267,743
             (1,148,918)            (4,828,398)            (1,660,452)              (617,223)
           ------------           ------------           ------------           ------------


              3,332,815             (1,601,681)              (263,191)            21,009,967
           ------------           ------------           ------------           ------------

             11,765,637             (4,714,132)             1,390,382             22,395,543
           ------------           ------------           ------------           ------------


             25,913,850             30,627,982             22,395,543                   --

           $ 37,679,487           $ 25,913,850           $ 23,785,925           $ 22,395,543
           ============           ============           ============           ============





          ----------------------------------------------------------------------------------

                   --                     --                     --                  993,670
                441,424                407,752                 48,693                791,515
                   --                     --                   55,006                 21,995
               (124,230)              (632,489)              (122,489)               (50,646)
           ------------           ------------           ------------           ------------
                317,194               (224,737)               (18,790)             1,756,534
           ============           ============           ============           ============







                                                             International                          Hillview/REMS Leveraged
                                                               Alpha Fund                                 REIT Fund
 -----------------------------------------------------------------------------------------------------------------------------------

                                                        For the                                                  For the Period
                                                    Six Months Ended       For the                For the        September 1, 2000*
                                                   December 31, 2003    Fiscal Year Ended     Fiscal Year Ended       through
                                                      (Unaudited)         June 30, 2003          June 30, 2002     June 30, 2001
                                                     ----------------------------------------  ------------------------------------
Net asset value, beginning of period                  $        9.18         $        9.14     $       10.58      $        12.00
                                                      ---------------     ---------------     ---------------    ---------------

Net investment income/(loss)(1)                               (0.03)                (0.05)(2)         (0.05)(2)           (0.05)(2)
Net realized and unrealized gain/(loss) on
        investments and
    foreign currency transactions, if any                      2.29                  0.09             (1.38)              (1.37)
                                                      ---------------     ---------------     ---------------    ---------------

Net increase/(decrease) in net assets
        resulting from operations                              2.26                  0.04             (1.43)              (1.42)

Dividends and distributions to shareholders from:
Net investment income                                       --                    --                --                  --
Net realized capital gains                                  --                    --                  (0.01)            --
Return of capital                                           --                    --                --                  --
                                                      ---------------     ---------------     ---------------    ---------------

Total dividends and distributions to shareholders           --                    --                  (0.01)            --

Net asset value, end of period                        $       11.44         $        9.18     $        9.14      $        10.58
                                                      ===============     ===============     ===============    ================

Total return(3)(4)                                            24.62 %                0.44 %          (13.52)%           (11.83)%

Ratio/Supplemental Data
Net assets, end of period (000's omitted)             $      94,562            $   74,874        $   84,493         $   103,909
Ratio of net expenses to average net assets(1)                 1.37%                 1.52%             1.30%               1.38%
Ratio of gross expenses to average net assets                  1.62%                 1.77%             1.64%               1.75%
Ratio of net investment income/(loss) to average
        net assets(1)                                         (0.58)(5)             (0.59)%           (0.54)%             (0.52)(5)
Portfolio turnover rate                                          39%                   59%              104%                 76%


------------------
*     Commencement of operations
(1)   Includes effects of waivers and reimbursements.
(2)   Calculated using average shares outstanding.
(3)   Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)   Not annualized.
(5)   Annualized.







                          HILLVIEW INVESTMENT TRUST II
                              Financial Highlights



      (For a share outstanding throughout each period)                            (For a share outstanding throughout each period)
                  International Alpha Fund                                             Hillview/REMS Leveraged REIT Fund
------------------------------------------------------------------------------------------------------------------------------------

        For the                                                                         For the Period          For the
   Six Months Ended            For the             For the     September 7, 2000*      Six Months Ended     December 16, 2002*
   December 31, 2003      Fiscal Year Ended   Fiscal Year Ended    through             December 31, 2003       through
      (Unaudited)           June 30, 2003        June 30, 2002    June 30, 2001          (Unaudited)          June 30, 2003

     $        8.36       $        9.22      $       10.47    $       12.00           $       12.75       $       12.00
     ----------------    ----------------   ---------------- ----------------        ----------------    ----------------

             (0.02)(2)            0.01               0.03 (2)         0.01                    0.09                0.23

              2.69               (0.87)             (1.23)           (1.53)                   1.54                0.76
     ----------------    ----------------   ---------------- ----------------        ----------------    ----------------

              2.67               (0.86)             (1.20)           (1.52)                   1.63                0.99


              --                 --                 (0.05)           (0.01)                  (0.10)              (0.24)
              --                 --               --                  --                     (0.40)                 --
              --                 --               --                  --                     (0.19)                 --
     ----------------    ----------------   ---------------- ----------------        ----------------    ----------------

              --                 --                 (0.05)           (0.01)                  (0.69)              (0.24)

     $       11.03       $        8.36      $        9.22    $       10.47           $       13.69       $       12.75

     ================    ================   ================ ================        ================    ================

             31.94 %             (9.33)%           (11.49)%         (12.65)%                 12.73 %              8.37 %


        $   37,679          $   25,914         $   30,628       $   37,873              $   23,786          $   22,396
              1.70%               2.04%              1.66%            1.63%                   3.06%               2.88%
              1.95%               2.29%              2.24%            2.17%                   3.32%               3.65%
             (0.51)(5)            0.15%              0.28%            0.93%                   1.42%               3.42%
                82%                82%                145%              76%                     43%                 27%





                         Hillview Investment Trust II

                          Notes to Financial Statements
                          December 31, 2003 (Unaudited)


1.       Organization

          Hillview Alpha Fund and Hillview International Alpha Fund are diversified series, along with Hillview/REMS Leveraged REIT Fund, a non-diversified series (collectively the "Funds") of Hillview Investment Trust II (the "Trust"), an open-end management investment company. The Trust is organized as a Delaware Statutory Trust. The Trust currently offers one class of shares, Class Y. Hillview Alpha Fund, Hillview International Alpha Fund and Hillview/REMS Leveraged REIT Fund commenced operations on September 1, 2000, September 7, 2000, and December 16, 2002, respectively.

          Costs incurred in connection with the organization of the Trust amounted to $94,088 for the Hillview/REMS Leveraged REIT Fund and were assumed by Real Estate Management Services Group, LLC ("REMS Group") prior to the commencement of operations. The organization costs of this Fund are subject to the expense limitation agreement described in Note 3.

2.       Significant Accounting Policies
         The following is a summary of significant accounting policies followed by the Trust.

          Security Valuation - Each Fund's securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the mean between the last reported bid and asked prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Trustees. With the approval of the Board of Trustees, each Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Hillview International Alpha Fund employs a valuation policy that monitors for significant events in foreign markets using various benchmarks and techniques in order to apply fair valuation procedures approved by the board of trustees.

          Investment Transactions and Investment Income - Investment transactions are accounted for on the date on which the order to buy or sell is executed. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Funds are notified.

          Expenses - Expenses directly attributable to a Fund are charged to that Fund. Other expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

          Foreign Currency Translation - The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rate prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations. The Funds separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

          Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

                          Hillview Investment Trust II
                    Notes to Financial Statements (Continued)
                          December 31, 2003 (Unaudited)

          Dividends and Distributions - Dividends from net investment income, if any, will be declared and paid at least annually to shareholders. The
Hillview/REMS Leveraged REIT Fund pays dividends from net investment income quarterly. Distributions from net realized capital gains, if any, will be distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within capital accounts based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification.

          Offering Costs - Certain costs incurred in connection with the initial offering of shares of the Hillview/REMS Leveraged REIT Fund amounted to $47,809. Such costs were deferred and are being amortized over 12 months following the commencement of operations.

          Foreign Withholding Taxes - Income received from sources outside the United States may be subject to withholding and other taxes imposed by countries other than the United States.

          Short Sales - A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. Currently, the Hillview/REMS Leveraged REIT Fund engages in selling securities short. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash and securitied deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. At December 31, 2003, the value of securities sold short amounted to $3,146,229 against which collateral of $6,510,161 was held. The collateral includes the deposits with brokers for securities sold short and certain long- term investments held long as shown in the Portfolio of Investments.

          U.S. Federal Tax Status - No provision is made for U.S. federal income taxes as it is the Funds' intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and substantially all excise taxes. Therefore, no provision for federal income taxes or excise taxes have been made.

          Risks and Concentrations - Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates. Some countries in which the Funds invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

          In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

          The Funds' concentrated approach involves the risk of increased volatility due to fewer holdings. Because each sub-adviser invests in a limited number of securities, changes in the market value of a single issuer could affect the Funds' performance and net asset value more severely than if its holdings were more diversified. The Funds seek to reduce such risk through the use of multiple sub-advisers.

3.       Transactions with Affiliates and Related Parties

Pursuant to an investment management contract between the Trust and Hillview Advisors, Hillview Advisors will manage the Funds' business and investment affairs. Hillview Advisors serves as the investment manager for the Funds under the terms of its investment management contracts with the Trust ("Hillview Agreements"). For its services under the Hillview Agreements, Hillview Advisors receives an annual fee of 0.25% of each Fund's average daily net assets. Hillview Advisors voluntarily agreed to waive its fee through June 30, 2004 for the Hillview Alpha Fund and the Hillview International Alpha Fund. Hillview Advisors agreed to reimburse expenses for the period September 19, 2001 through June 30, 2002 to limit Other Expenses of the Fund (i.e. those expenses other than advisory fees and sub-advisory fees) to 0.40% of average daily net assets for the Hillview Alpha Fund and 0.80% of average daily net assets for the Hillview International Alpha Fund. Prior to September 19, 2001, Hillview Advisors voluntarily agreed to reimburse expenses to limit Other Expenses to 0.35% and 0.75% for the Hillview Alpha Fund and the Hillview International Alpha Fund, respectively. Effective July 1, 2002, Hillview Advisors terminated its agreements to reimburse Other Expenses of the Hillview Alpha Fund and the Hillview International Alpha Fund, respectively. Hillview Advisors may be reimbursed up to the amount of any previous payments pursuant to the agreements provided that the payments are reimbursed within three years of the original payment date and the combination of the Fund's Other Expenses and such reimbursements do not exceed the foregoing limitations. If actual Other Expenses are less than the stated contractual cap, and Hillview Advisors has recouped any eligible previous payments made, the Fund will be charged such lower expenses. REMS Group, the adviser to the Hillview/REMS Leveraged REIT Fund has agreed to waive its fees and reimburse expenses to limit the expenses of the Hillview/REMS Leveraged REIT Fund so that total Fund operating expenses (not including brokerage commissions, taxes, interest, dividend expense on securities sold short and extraordinary expenses) ("Total Expenses") shall not exceed 2.00% of the Fund's average annual assets through October 31, 2004. REMS Group may be reimbursed the amount of any such payments provided that the payments are reimbursed within three years of the original payment date and the combination of the Fund's Total Expenses and such reimbursements do not cause the expense ratio of the Fund to exceed 2.00% of the Fund's average annual assets. If actual Total Expenses are less than 2.00% and REMS Group has recouped any eligible previous payments made, the Fund will be charged such lower expenses. Amounts subject to possible reimbursement as of December 31, 2003 were $136,835, $158,989 and $93,088 for the Hillview Alpha Fund, the Hillview International Alpha Fund, and the Hillview/REMS Leveraged REIT Fund, respectively. For the six months ended December 31, 2003, Hillview Advisors investment advisory/management fees and waivers were as follows:




                                              Gross Advisor/Management                     Net Advisory/Management
Fund                                                    Fees                Waivers                 Fees
----                                                    ----                -------                 ----
Hillview Alpha Fund                                   $106,405              $(106,405)                --
Hillview International Alpha Fund                       38,234                (38,234)                --
Hillview/REMS Leveraged REIT Fund                       29,274                       -            $29,274


         The Hillview Alpha Fund pays sub-advisory fees to the sub-advisers based on annual percentage rates of the value of the portion of the Hillview Alpha Fund's portfolio managed by each sub-adviser. Harris Associates L.P. ("Harris") receives an annual sub-advisory fee of 0.75% of the average daily net assets on the first $20 million of the portion of the Fund's portfolio it manages, 0.60% of the average daily net assets on the next $55 million, and 0.55% of the rest of the portion of the Fund's assets it manages thereafter. Shaker Investments, Inc. ("Shaker Investments") receives an annual sub-advisory fee of 1.00% of the average daily net assets of the portion of the Fund's portfolio it manages. Pzena Investment Management LLC ("Pzena") receives an annual sub-advisory fee of 1.00% of the average daily net assets of the first $30 million of the portion of the Fund's portfolio it manages and 0.75% of the average daily net assets of the rest of the portion of the Fund's assets it manages thereafter. Frontier Capital Management Company, LLC ("Frontier") receives an annual sub-advisory fee of 1.00% of the average daily net assets of the first $25 million of the portion of the Fund's portfolio it manages and 0.75% of the average daily net assets of the rest of the portion of the Fund's portfolio it manages thereafter. Ironwood Capital Management, LLC ("Ironwood") receives an annual sub-advisory fee of 0.75% of the average daily net assets of the first $25 million of the portion of the Fund's portfolio it manages and 0.60% of the average daily net assets of the rest of the portion of the Fund's portfolio it manages thereafter. For the six months ended December 31, 2003, investment sub-advisory fees were $79,061, $67,910, $102,798, $72,480 and $57,057, respectively, for Harris, Shaker Investments, Pzena, Frontier, and Ironwood.

         The Hillview International Alpha Fund pays sub-advisory fees to the sub-advisers based on annual percentage rates of the value of the portion of the Hillview International Alpha Fund's portfolio by each sub-adviser. Harris receives an annual sub-advisory fee of 0.75% of the average daily net assets on the first $25 million of the portion of the Fund's portfolio it manages, 0.70% of the average daily net assets of the next $25 million, 0.60% of the average daily net assets of the next $50 million and 0.50% of the average daily net assets of the rest of the portion of the Fund's assets it manages thereafter. BPI Global Asset Management LLP ("BPI") receives an annual sub-advisory fee of 0.80% of the average daily net assets on the first $20 million of the portion of the Fund's portfolio it manages, 0.60% of the average daily net assets on the next $30 million it manages, 0.50% of the average daily net assets of the next $50 million it manages, and a negotiable rate on amounts greater than $100 million that it manages. Deutsche Asset Management Investment Services, Ltd. ("Deutsche") received an annual sub-advisory fee of 0.60% of the average daily net assets on the first $50 million of the portion of the Fund's portfolio it managed and 0.55% of the average daily net assets of amounts greater than $50 million. Deutsche was terminated on September 8, 2003. Pinnacle Associates Ltd. ("Pinnacle") receives an annual sub-advisory fee of 0.90% of the average daily net assets on the first $15 million of the portion of the Fund's portfolio it manages, 0.675% of the average daily net assets of the next $15 million it manages, and 0.45% of the average daily net assets of amounts greater than $30 million. Pinnacle was hired on September 9, 2003. For the six months ended
December 31, 2003, investment sub-advisory fees were $43,281 and $42,050, respectively, for Harris and BPI, respectively. For the period July 1, 2003 through September 8, 2003, Deutsche's investment sub-advisory fees were $8,908. For the period September 9, 2003 through December 31, 2003, Pinnacle's investment sub-advisory fees were $25,258.

         The Hillview/REMS Leveraged REIT Fund pays advisory fees to REMS Group pursuant to an investment advisory agreement with the Trust. Under the advisory agreement, the Advisor receives a fee, computed daily and paid monthly, at the annual rate of 1.00% of the Fund's average daily net assets. For the six months ended December 31, 2003, the gross advisory fee, advisory waiver, and net advisory fees were $117,097, $30,750, and $86,347, respectively. As of December 31, 2003, the Hillview/REMS Leveraged REIT Fund owed management and advisory fees of $5,055 to Hillview Advisors.

         As of December 31, 2003, two officers and/or senior management of Hillview Advisors held less than 1% of the outstanding shares of the Hillview International Alpha Fund. One officer/or senior management of Hillview Advisors held less than 1% of the outstanding shares of the Hillview Alpha Fund. Additionally, as of December 31, 2003, Hillview Advisors held less than 1% of the outstanding shares of the Hillview Alpha Fund.


4.       Investment in Securities

         For the six months ended December 31, 2003, aggregate purchases and sales of investment securities were as follows:

  Fund                                            Investment Securities
  ----                                            ---------------------
                                               Purchases             Sales
                                               ---------             -----
  Hillview Alpha Fund                         $32,076,098        $33,553,800
  Hillview International Alpha Fund            25,996,996         24,076,273
  Hillview/REMS Leveraged REIT Fund            12,823,290          9,192,130

         The Funds did not purchase or sell any long-term US Government securities during the six months ended December 31, 2003.

5.       In-Kind Subscription

         On December 16, 2002, Hillview/REMS Leveraged REIT Fund had an in-kind subscription valued at $11,924,035. The assets, which consisted of cash, receivables, and securities, were contributed on a tax-free basis. The securities acquired were valued at $10,606,239. The cost of these securities was $9,982,026 with a net unrealized appreciation of $624,213.


6.       Shareholder Concentrations

         As of December 31, 2003 one shareholder held approximately 68% of the outstanding shares of the Hillview Alpha Fund. As of December 31, 2003 one shareholder held approximately 76% of the outstanding shares of the Hillview International Alpha Fund. As of December 31, 2003 two shareholders held approximately 42% and 18% of the outstanding shares of the Hillview/REMS Leveraged REIT Fund. All four shareholders represent omnibus accounts, which are held on behalf of several individual shareholders none of whom individually hold more than 5% of the outstanding shares of the Fund.

7.       Directed Brokerage Agreement

         The Hillview Alpha Fund entered into an agreement with Fidelity Capital Markets ("FCM"), a brokerage services provider, whereby a portion of commissions earned by FCM on the Fund's security transactions would be paid to the Fund. For the six months ended December 31, 2003, the Fund received $21,906 in brokerage commissions.



8.       Proxy Voting

         Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 660-9418 and on the Commission's website at http://www.sec.gov.


9.       Federal Income Tax Information

         At December 31, 2003, Federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:



                                                                                                        Net Unrealized
Fund                                            Federal Tax         Unrealized        Unrealized         Appreciation
                                                  Cost            Appreciation      Depreciation        /Depreciation
---- -------------------------------------         ----            ------------      ------------        ---------------
Hillview Alpha Fund                             $71,847,132         $23,901,990       $(1,154,282)        $22,747,708
Hillview International Alpha Fund                32,566,599           7,466,045        (1,305,035)         (6,162,010)
Hillview/REMS Leveraged REIT Fund                21,463,016           4,533,641           (48,010)          4,485,631




         The tax year end for the Hillview/REMS Leveraged REIT Fund was December 31, 2003. At this time, the components of distributable earnings on a tax basis was as follows:



                                             Undistributed     Undistributed
Fund                                        Ordinary Income   Long-Term Gains
----                                        ---------------   ---------------
Hillview/REMS Leveraged REIT Fund                  --                --

         The tax year ends for the Hillview Alpha Fund and the Hillview International Alpha Fund is June 30, 2003. At this time, the components of distributable earnings on a tax basis were as follows:



                                             Undistributed     Undistributed
Fund                                        Ordinary Income   Long-Term Gains
----                                        ---------------   ---------------
Hillview Alpha Fund                                --                --
Hillview International Alpha Fund                  --                --



         At June 30, 2003, the Funds had capital loss carryforwards available to offset future capital gains through the indicated expiration dates:



                                                        Expiring June 30,
                                      ------------------------------------------------------
Fund                                    2009            2010              2011            Total
----                                    ----            ----              ----            -----
Hillview Alpha Fund                       --          $1,084,519       $4,585,338       $5,669,857
Hillview International Alpha Fund       $52,049        3,064,370        4,957,236        8,073,655



         Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended June 30, 2003, the Alpha Fund incurred post-October capital losses of $6,213,847. For the year ended June 30, 2003, the International Alpha Fund incurred post-October currency and capital losses of $46,318 and $2,423,562, respectively. For the year ended December 31, 2003, the Hillview/REMS Leveraged REIT Fund incurred post-October capital losses of $294,847. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.


         The tax character of dividends and distributions paid during the last two fiscal years or periods were as follows:


                                               Ordinary
Fund                                            Income         Long-Term Gains   Return of Capital      Total
----                                           ----------      ---------------   -----------------      -----
Hillview Alpha Fund
                   2003                            --                --                --                 --
                   2002                            --             $105,942             --              $105,942

Hillview International Alpha Fund
                   2003                            --                --                --                 --
                   2002                         $172,245             --                --              $172,245

Hillview/REMS Leveraged REIT Fund*
                   2003                         $679,830          $223,101          $527,119         $1,430,050
                   2002                           38,675             4,000             1,146             43,821


*Based on a December 31 tax year end


                          Hillview Investment Trust II
                    Notes to Financial Statements (Concluded)
                          December 31, 2003 (Unaudited)



10.      Reclass of Capital Accounts

         For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the tax year ended December 31, 2003, the Hillview/REMS Leveraged REIT Fund recorded the following permanent reclassifications which arose primarily from non-deductible  current net  operating  losses,  treatment  of foreign  currency transactions, investments in passive foreign investment companies and investments in REITS. The reclassifications have no impact on the net assets or net asset values of the Fund. The Fund recorded reclassifications to increase (decrease) the accounts listed below:


                                                        Accumulated                         Accumulated
                                     Undistributed      net realized    net realized         Additional
                                     net investment     gain/ (loss)    apprec/ (deprec)      Paid in
                                     income (loss)      on investments  on investments        Capital
                                     -------------      --------------  --------------        --------

Hillview/REMS Leveraged REIT Fund       $(7,062)         $145,442            $65,068          $(203,448)






Item 2. Code of Ethics.

Not applicable.



Item 3. Audit Committee Financial Expert.

Not applicable.



Item 4. Principal Accountant Fees and Services.

Not applicable.



Item 5. Audit Committee of Listed registrants.

Not applicable.



Item 6. [Reserved]



Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.



Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.



Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 11. Exhibits.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)            Hillview Investment Trust II
                        --------------------------------------------------------

By (Signature and Title)*  /s/ David M. Spungen
                         -------------------------------------------------------
                          David M. Spungen, President
                         (principal executive officer)


Date                       March 3, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David M. Spungen
                         -------------------------------------------------------
                           David M. Spungen, President
                           (principal executive officer)


Date                       March 3, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Joseph A. Bracken
                         -------------------------------------------------------
                          Joseph A. Bracken, Treasurer
                          (principal financial officer)

Date                       March 3, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.